Fair Value Measurements and Fair Value of Financial Instruments (Financial Assets Measured at Fair Value on a Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans subject to specific valuation allowances	$ 1,492	$ 998
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans subject to specific valuation allowances	1,444	619
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans subject to specific valuation allowances	$ 1,444	$ 619